FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Carrying Amounts and Estimated Fair Values of Financial Instruments

The following table presents the carrying amounts and estimated fair values of our Company’s financial instruments at December 31, 2023 and 2022.

(in US$ thousands)	2023		2022
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Cash and cash equivalents	$38,470	$38,470	$38,794	$38,794
Accounts receivable	227	227	199	199
Restricted cash	313	313	313	313
Refundable deposits	193	193	192	192
Investment in securities - current	—	—	7,950	7,950
Investment in securities - noncurrent	5,777	5,777	2,371	2,371
Financial liabilities
Accounts payable	44	44	53	53
Accrued expenses	1,182	1,182	1,151	1,151
Lease liabilities - current and noncurrent	970	970	1,333	1,333

Summary of Assets and Liabilities Measured at Fair Value

Assets and liabilities measured at fair value on a recurring basis are summarized as below:

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2023
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - noncurrent	—	—	5,777	5,777
	$—	$313	$5,777	$6,090

(in US$ thousands)	Fair Value Measurement Using
	Level 1	Level 2	Level 3	At December 31, 2022
Assets
Restricted cash - time deposits	$—	$313	$—	$313
Investment in securities - current	—	—	7,950	7,950
Investment in securities - noncurrent	—	—	2,371	2,371
	$—	$313	$10,321	$10,634

Reconciliation of Beginning and Ending Balances of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs Level Three

For assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) during 2023 and 2022, a reconciliation of the beginning and ending balances are presented as follows:

(in US$ thousands)	2023
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$7,950	$2,371
Purchase	105	—
Disposal or repayment	(1,000)	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	(2,110)
included in other comprehensive income - unrealized gain (loss) on security	(1,453)	—
included in other comprehensive income - foreign currency items	(54)	(32)
Balance at end of year	$5,548	$229
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$(2,110)

(in US$ thousands)	2022
	Investment in debt securities	Investment in equity securities
Balance at beginning of year	$8,132	$2,190
Purchase	—	—
Disposal	—	—
Total gains or (losses) (realized/unrealized)
included in earnings	—	409
included in other comprehensive income - unrealized gain (loss) on security	620	—
included in other comprehensive income - foreign currency items	(802)	(228)
Balance at end of year	$7,950	$2,371
The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.	$—	$409

Level 3
Summary of Significant Unobservable Inputs Used in Fair Value Measurements Categorized Within Level 3 of Fair Value Hierarchy

The significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis as of December 31, 2023 and 2022 are shown below:

Investment in securities - Level 3 financial assets

Sensitivity of the Input to Fair Value

					Changes of Fair Value (in US$ thousands)
Calculation Date	Valuation Technique	Significant Unobservable Inputs	Rate for debt investment	Rate for equity investment	If the Rate of Input changes by -1%	If the Rate of Input changes by +1%
December 31, 2023	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$90 Equity securities: +$67	Debt securities: -$121 Equity securities: -$58
		Discount for lack of marketability (“DLOM”)	12%	From12.0% to 30.0% for different scenarios	Debt securities: +$63 Equity securities: +$4	Debt securities: -$63 Equity securities: -$3
		Volatility	29%	29%	Debt securities: +$22 Equity securities: +$3	Debt securities: -$86 Equity securities: -$2
December 31, 2022	The discounted cash flow analysis to estimate the enterprise value, and then the option pricing method to allocate equity value among various classes of stakeholders.	Discount rate for future cash flows	38.5%	38.5%	Debt securities: +$372 Equity securities: +$175	Debt securities: -$262 Equity securities: -$170
		Discount for lack of marketability (“DLOM”)	From 4.0% to 12.0% for different scenarios	From 6.0% to 12.0% for different scenarios	Debt securities: +$93 Equity securities: +$26	Debt securities: -$93 Equity securities: -$25
		Volatility	From 28% to 31.0% for different scenarios	From 28% to 31.0% for different scenarios	Debt securities: +$23 Equity securities: +$16	Debt securities: +$24 Equity securities: -$10